Statements of Operations and Other Comprehensive Loss (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
REVENUES
Oil and gas revenues	$ 1,871	$ 1,487	$ 21,162	$ 11,727
Total Revenues	1,871	1,487	21,162	11,727
COST OF SALES
Total Cost of Sales			21,934	3,384
GROSS MARGIN			(772)	8,343
OPERATING EXPENSES
Well operating costs	1,709	1,795
Depreciation and amortization expense	1,751	676	4,100	2,366
Accretion expense	219	28	173	110
Bad debt expense			20,000
Impairment			579,963
Loss on settlement of accounts payable			7,650
General and administrative	480,512	26,517	206,585	39,613
Total Operating Expenses	484,191	29,016	818,471	42,089
LOSS FROM OPERATIONS	(482,320)	(27,529)	(819,243)	(33,746)
OTHER INCOME (EXPENSES)
Interest expense, net	(3,046)		(12)	(4,529)
Gain (loss) on derivative	25,161
Other				(3,588)
Total Other Income (Expenses)	22,115		(12)	(8,117)
NET LOSS	(460,205)	(27,529)	(819,255)	(41,863)
OTHER COMPREHENSIVE GAIN (LOSS)
Change in value of investments	(107,800)	(2,156)	120,120	(12,320)
NET COMPREHENSIVE LOSS	$ (568,005)	$ (29,685)	$ (699,135)	$ (54,183)
Basic and diluted loss per common share	$ (0.01)	$ 0.00	$ (0.03)	$ 0.00
Weighted average shares outstanding (basic and diluted)	34,768,848	34,500,000	31,996,630	19,425,678